Related Party Transactions	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Notes to Financial Statements
NOTE 7. RELATED PARTY TRANSACTIONS

On February 21, 2017, Dana Gallovicova, our former CEO agreed to transfer her 75,000,000 shares of common stock in the Company to Gert Andersen pursuant to a Stock Purchase Agreement. Ms. Gallovicova received proceeds of $100,000. The source of the consideration paid to Ms. Gallovicova was the existing funds of the purchaser.

Ms. Gallovicova also assigned all of the outstanding debt owed to her by the Company to Mr. Andersen for $32,608. In connection with the debt assignment, Ms. Gallovicova agreed to release the Company from any and all claims. In connection with the assumption of the aforementioned debt the Company executed a promissory note with Mr. Anderson which bears interest at a rate of 10% per annum. During the nine months ending December 31, 2017 the Company recorded interest of $2,457.

In connection with the sale of her controlling interest in the company, on February 24, 2017, Ms. Gallovicova appointed Mr. Andersen as our new Director, President, CEO, Secretary and Treasurer and then resigned from all officer and director positions. There were no other arrangements or understandings between Ms. Gallovicova and Mr. Andersen with respect to election of directors or other matters.

During the nine months ended December 31, 2017, Gert Anderson, the President and CEO of the Company advanced $55,389 to the Company to pay expenses on behalf of the Company. The advances bear no interest, are unsecured, and due on demand.

During the nine months ended December 31, 2017, the Company purchased $134,064 in inventory from Pharma GP APS, a Company controlled by our CEO, which it sells via its online stores.

On February 21, 2017, Dana Gallovicova, our former CEO agreed to transfer her 75,000,000 shares of common stock in the Company to Gert Andersen pursuant to a Stock Purchase Agreement. Ms. Gallovicova received proceeds of $100,000. The source of the consideration paid to Ms. Gallovicova was the existing funds of the purchaser.

Ms. Gallovicova also assigned all of the outstanding debt owed to her by the Company to Mr. Andersen for $32,608. In connection with the debt assignment, Ms. Gallovicova agreed to release the Company from any and all claims. In connection with the assumption of the aforementioned debt the Company executed a promissory note with Mr. Anderson which bears interest at a rate of 10% per annum. During the year ending March 31, 2017 the Company recorded interest of $339.

In connection with the sale of her controlling interest in the company, on February 24, 2017, Ms. Gallovicova appointed Mr. Andersen as our new Director, President, CEO, Secretary and Treasurer and then resigned from all officer and director positions. There were no other arrangements or understandings between Ms. Gallovicova and Mr. Andersen with respect to election of directors or other matters.

During the year ended March 31, 2017, Gert Anderson, the President and CEO of the Company advanced $711 to the Company to pay expenses on behalf of the Company. The advances bear no interest, are unsecured, and due on demand.